Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events
26.	Subsequent events
Best Day Acquisition
In January 2020, the Company announced an agreement to acquire Viajes Beda S.A. de C.V. and Transporturist S.A. de C.V. (hereinafter collectively referred to as “Best Day”), a leading travel agency with primary operations in Mexico and businesses in Argentina, Brazil, Dominican Republic and other countries. The initial purchase price for the acquisition amounts to $136 million and is subject to working capital and debt adjustments. The acquisition also includes earnout payments to the previous shareholders based on certain metrics. The initial purchase price is paid $88.4 million at closing and the remaining amount in two installments payable 24 months and 36 months after closing. The closing of the acquisition is subject to antitrust approvals and certain closing conditions. The Company expects closing of the transaction during the second quarter of 2020.
Effects of
Covid-19
on operations
In December 2019, the World Health Organization’s (WHO) heard the first reports of a previously unknown virus behind a number pneumonia cases. There was no explicit evidence of human-to-human
transmission at that date. As of December 31, 2019, travel had not been affected to or from the regions generally served by the Company, mainly Latin America, Europe and the United States.
In January 2020, the virus (known as
COVID-19
or “Coronavirus”) started spreading worldwide. The WHO declared COVID-19 a pandemic resulting in federal, state and local governments and private entities mandating various restrictions, including travel restrictions, restrictions on public gatherings, stay at home orders and advisories and quarantining of people who may have been exposed to the virus.
Depending on how the situation evolves, governments may impose tougher measures including the extension of the travel bans for longer periods and/or other permanent restrictions. In addition, concerns about the COVID-19 are negatively impacting travel demand (and therefore the Company’s business) generally.

As a result, in mid-March 2020, the Company began experiencing and continues to experience a significant decline in travel bookings and an increase in customer cancellations. The ultimate extent of the COVID-19 outbreak and its impact on travel in currently affected countries, or more broadly, is unknown and impossible to predict with certainty. As a result, the full extent to which the Coronavirus will impact the Company’s business and results of operations is unknown. However, subsequent to year-end,
decreased travel demand resulting from the outbreak has had a negative impact, and is likely to have a negative and material impact, on the Company’s business, growth and results of operations. The Company estimated that net revenue for the month of March 2020 amounts to approximately
$2,150, a decline of 93%
as compared to the previous month and net revenue for the first quarter of 2020 amounts to approximately
$78,246, a decline of 41%
as compared to the same quarter of the previous year. In addition, the Company incurred additional customer service costs in connection with servicing travelers affected by the outbreak, which would also have a negative impact on the results of operations.
After close monitoring and responses and guidance from federal, state and local governments, in an effort to mitigate the spread of COVID-19, the Company implemented several measures to preserve its human capital and business. The majority of the Company’s employees are working remotely as from the second half of March 2020. The Company closely continues to monitor developments, including government requirements and recommendations at the national, state, and local level to evaluate possible extensions to all or part of such measures.
In addition, the Company has taken several steps to further strengthen its financial position and balance sheet, and maintain financial liquidity and flexibility, including, reviewing operating expenses, evaluating purchases, reducing or deferring capital expenditures, reducing executive management salaries and bonuses and renegotiating terms and conditions with travel suppliers.
The Company is also currently assisting its travel customers with changes to their travel arrangements through the implementation of several initiatives, including reallocating employees to increase capacity to handle customer assistance and providing travel customers with flexible conditions to defer travel plans.
As of March 31, 2020, the Company maintains a strong liquidity position and is taking all these measures to preserve cash. As the COVID-19 pandemic is complex and rapidly evolving, the Company’s plans as described above may change. At this point, the Company cannot reasonably estimate the duration and severity of this pandemic, which has and can continue to have a material adverse impact on our business, results of operations, financial position and cash flows.